Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cash and cash equivalents
21.	Cash and cash equivalents

Short-term bank deposits

Restricted cash

Long-term bank deposits

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Non-current
Long-term bank deposits (i)	70,000	70,000	10,463

Current
Cash and cash equivalents	5,390,324	5,559,890	831,062
Long-term bank deposits (i)	—	70,000	10,463
Short-term bank deposits (ii)	514,074	356,926	53,352
Restricted cash	54,809	71,706	10,718

	5,959,207	6,058,522	905,595

Cash and bank balances	6,029,207	6,128,522	916,058

Note:

(i)

In 2018, YMMC placed two-year time deposits of RMB 70.0 million (US$10.5 million) (2017: RMB 70.0 million) at annual interest rate range from 2.94% to 3.15% (2017: 2.94% to 3.15%) with banks. These long-term deposits are not considered as cash equivalents.

As at December 31, 2018, the two-year time deposits placed in 2017 has remaining maturity period of less than 12-months. Accordingly, this has been classified as current in 2018.

(ii)

Short-term bank deposits relate to bank deposits with initial maturities of more than three months and subject to more than insignificant risk of changes in value upon withdrawal before maturity. The interest rate of these bank deposits as of December 31, 2018 for the Group ranged from 1.40% to 3.90% (2017: 1.01% to 1.97%). These short-term bank deposits are not considered as cash equivalents.

Cash at banks earns interest at floating rates based on daily bank deposit rates. Short-term deposits are made for varying periods, depending on the immediate cash requirements of the Group, and earn interests at the respective short-term deposit rates. The interest rate of the bank deposits (excluding long-term and short-term bank deposits) as at December 31, 2018 for the Group ranged from 1.30% to 3.28% (2017: 0.87% to 3.28%).

As at December 31, 2018, the Group’s restricted cash comprised of RMB 31.6 million (US$4.7 million) (2017: RMB 45.3 million) which was used as collateral by the banks for the issuance of bills to suppliers and RMB 40.1 million (US$6.0 million) (2017: RMB 9.5 million) relates to retention money deposited in a joint signatory account with the buyer of LKNII pending payment of tax payable for the disposal of LKNII. The Group’s share of joint ventures’ restricted cash is disclosed in Note 6.

As of December 31, 2017 and 2018, the Group had RMB 474.4 million and RMB 492.8 million (US$73.7 million) respectively, of undrawn committed borrowing facilities in respect of which all conditions precedent had been met. The commitment fees incurred for 2016, 2017 and 2018 were RMB 0.4 million, RMB 0.2 million and RMB 0.2 million (less than US$0.1 million) respectively.